Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 305	$ 66	$ 123
Contribution of assets to equity method investee	14	0	0
Non-cash conveyance of assets	0	0	13
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities	$ 521	$ 395	$ 301